Loans (Schedule Of Finance Receivables By Product) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Loans [Abstract]
Commercial Loans	$ 21,380.9	$ 14,878.5
Direct financing leases and leveraged leases	3,427.5	4,616.5
Total commercial	24,808.4	19,495.0
Consumer Loans	6,863.3
Total finance receivables	31,671.7	19,495.0
Finance receivables held for sale	1,985.1	779.9
Finance receivables and held for sale receivables	$ 33,656.8	$ 20,274.9